Deferred tax assets and liabilities - Additional information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets and liabilities
Carry-forward tax losses	€ 19,668
Carry-forward tax losses indefinitely	15,759
Deferred tax assets	€ 9,465	€ 8,241
Tax rate	24.00%	24.00%	24.00%
Deferred tax liabilities before offsetting
Deferred tax assets and liabilities
Change in scope of consolidation	€ 193	€ 348
Deductions	(1,042)	(1,099)
Deferred tax assets before offsetting, gross
Deferred tax assets and liabilities
Change in scope of consolidation	156	(183)
Deferred tax assets	14,116	13,909
Deductions	2,176	2,565
Accumulated impairment
Deferred tax assets and liabilities
Change in scope of consolidation	(168)	13
Deductions	(1,663)	(861)
Unused tax losses | Deferred tax assets before offsetting, gross
Deferred tax assets and liabilities
Deferred tax assets	5,018	€ 5,677
Neptune Energy Group Limited ("Neptune") | Deferred tax liabilities before offsetting
Deferred tax assets and liabilities
Change in scope of consolidation	914
Neptune Energy Group Limited ("Neptune") | Deferred tax assets before offsetting, gross
Deferred tax assets and liabilities
Change in scope of consolidation	732
Ithaca Energy Plc | Deferred tax liabilities before offsetting
Deferred tax assets and liabilities
Change in scope of consolidation	(726)
Ithaca Energy Plc | Deferred tax assets before offsetting, gross
Deferred tax assets and liabilities
Change in scope of consolidation	(723)
Italy
Deferred tax assets and liabilities
Carry-forward tax losses	€ 10,362
Tax rate	24.00%
Italy | Accumulated impairment
Deferred tax assets and liabilities
Deferred tax assets	€ 2,407
Deductions	1,518
Italy | Unused tax losses
Deferred tax assets and liabilities
Deferred tax assets	2,487
Foreign (outside Italy)
Deferred tax assets and liabilities
Carry-forward tax losses	€ 9,306
Tax rate	27.20%
Foreign (outside Italy) | Accumulated impairment
Deferred tax assets and liabilities
Deferred tax assets	€ 2,244
Foreign (outside Italy) | Unused tax losses
Deferred tax assets and liabilities
Deferred tax assets	€ 2,531